Condensed Financial Information of the Parent Company Only - Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income
Interest and dividends received from subsidiaries	$ 15,196	$ 14,751	$ 14,288	$ 13,544	$ 13,219	$ 12,936	$ 12,681	$ 12,099	$ 57,779	$ 50,935	$ 46,010
Expenses
Interest on subordinated notes									2,229	1,751	1,495
Other									3,722	4,009	4,193
Income tax benefit	(586)	(446)	(225)	(411)	(4,979)	(847)	(983)	(1,093)	(1,668)	(7,902)	(3,750)
Net income	$ 2,619	$ 3,098	$ 2,907	$ 2,090	$ (2,372)	$ 1,766	$ 1,919	$ 2,101	10,714	3,414	7,282
HAWTHORN BANCSHARES, INC. | Reportable Legal Entities
Income
Interest and dividends received from subsidiaries									2,653	2,653	46
Other									428	0	0
Total income									3,081	2,653	46
Expenses
Interest on subordinated notes									2,229	1,751	1,494
Other									3,461	2,358	2,039
Total expenses									5,690	4,109	3,533
Income before income tax benefit and equity in undistributed income of subsidiaries									(195)	(1,456)	(3,487)
Income tax benefit									1,397	191	1,337
Equity in undistributed income of subsidiaries									9,512	4,679	9,432
Net income									$ 10,714	$ 3,414	$ 7,282